Background and critical accounting policies - Policies - Deferred acquisition costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Jackson (US insurance operations)
Critical accounting policies and estimates
Deferred acquisition costs for insurance contracts	£ 8,727	£ 8,197
Shareholder-backed
Critical accounting policies and estimates
Deferred acquisition costs for insurance contracts	£ 10,095	£ 9,233
Shareholder-backed | Jackson (US insurance operations) | Variable annuities
Critical accounting policies and estimates
Assumptions for amortisation of deferred acquisition costs - period for projected level of investment return	5 years
Assumptions for amortisation of deferred acquisition costs - preceding period of actual investment return	3 years
Assumptions for amortisation of deferred acquisition costs - investment return realisation period	8 years
Shareholder-backed | Jackson (US insurance operations) | Maximum | Variable annuities
Critical accounting policies and estimates
Projected long-term level of returns	15.00%
Shareholder-backed | Jackson (US insurance operations) | Minimum | Variable annuities
Critical accounting policies and estimates
Projected long-term level of returns	0.00%